NONCONSOLIDATED AFFILIATES	12 Months Ended
Dec. 31, 2024
Equity Method Investments and Joint Ventures [Abstract]
NONCONSOLIDATED AFFILIATES	NONCONSOLIDATED AFFILIATES
The Company's investments in companies accounted for using the equity method ("nonconsolidated affiliates") are recorded in "Investments and other noncurrent receivables" in the Consolidated Balance Sheets. The Company's net investment in nonconsolidated affiliates at December 31, 2024 and December 31, 2023 is $778 million and $788 million, respectively. In the fourth quarter of 2023, the Company acquired an equity interest in Derby Group Holdings LLC ("Derby"). See Note 4 and below for further information. In the first quarter of 2022, the Company recorded an other-than-temporary impairment on an equity method investment. See Note 6 for more information.

The Company's dividends received from nonconsolidated affiliates is shown in the following table:

Dividends Received from Nonconsolidated Affiliates	2024	2023	2022
(In millions) For the years ended December 31,
Dividends from nonconsolidated affiliates	$73	$71	$103

The Company had an ownership interest in seven nonconsolidated affiliates, with ownership interest (direct and indirect) ranging from 19.9 percent to 50 percent at December 31, 2024.

Sales to nonconsolidated affiliates represented less than 2 percent of total net sales for the years ended December 31, 2024, 2023 and 2022. Purchases from nonconsolidated affiliates represented less than 3 percent of “Cost of sales” for the years ended December 31, 2024 and 2023 and less than 4 percent for the year ended December 31, 2022.

Derby Equity Interest
As a result of the Delrin® Divestiture, on November 1, 2023, the Company received a 19.9 percent non-controlling equity interest in Derby. The financial results of Derby, subsequent to the transaction date, are included in DuPont's Consolidated Financial Statements with a three-month lag, using the equity method of accounting and with intercompany profits eliminated in accordance with DuPont’s accounting policy. DuPont's equity interest in Derby Holdings Group is reflected in Corporate. For the year ended December 31, 2024, the Company recorded a loss of $7 million in "Equity in earnings of nonconsolidated affiliates" on the Consolidated Statement of Operations which includes the impact of approximately $17 million for transaction costs incurred by Derby and amortization expense from purchase accounting. The carry values of the equity interest as of December 31, 2024 and 2023, were $117 million and $121 million, respectively. The carry values of the note receivable as of December 31, 2024 and 2023, were $254 million and $228 million, respectively.

For the years ended December 31, 2024 and 2023, Company recognized non-cash interest income on the Derby Note Receivable of $26 million and $4 million, respectively, reported in "Sundry income (expense) - net" on the Consolidated Statements of Operations, and accreted to the carrying value of the note receivable.